Loans receivable - Additional Information (Details) € in Thousands, $ in Thousands										6 Months Ended		12 Months Ended
	Jun. 10, 2025 USD ($)	May 01, 2025 USD ($)	Dec. 17, 2024 USD ($)	Nov. 12, 2024 USD ($)	Aug. 19, 2024 USD ($)	May 23, 2024 USD ($)	Mar. 26, 2024 USD ($)	Aug. 31, 2023 USD ($)	Mar. 30, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 01, 2025 EUR (€)	Sep. 06, 2024	Aug. 19, 2024 EUR (€)	May 23, 2024 EUR (€)	May 14, 2024 USD ($)	Mar. 26, 2024 EUR (€)	Feb. 16, 2024 USD ($)	Feb. 15, 2024 USD ($)	Oct. 26, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 20, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jul. 06, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 01, 2022 USD ($)	Feb. 04, 2022 USD ($)	Jan. 27, 2022 USD ($)
Loans receivable
New loans agreement										$ 368	$ 2,569
Change in fair value of loan receivable										8,246		$ 8,624
Loans to corporate entities
Loans receivable
Financial assets										$ 501		226	$ 148
MX Capital Ltd
Loans receivable
Principal amount of loans																														$ 43,000
Loans And Advances Not Granted																							$ 6,000		$ 16,000
Additional amount of loan granted																													$ 1,888
Debt owed by MX Capital Group to an affiliate of a previous shareholder																														$ 1,888
Interest rate on loan										7.00%
Percentage of cases in which borrower will be in default										100.00%
Fair value of shares pledged										$ 0
MX Capital Ltd | Loans to corporate entities
Loans receivable
Financial assets, at fair value										0
Mx Capital Ltd Tranche One
Loans receivable
Principal amount of loans																													$ 8,000
Mx Capital Ltd Tranche two
Loans receivable
Principal amount of loans																										$ 13,000
Castcrown Ltd
Loans receivable
Fair value of conversion feature of the notes receivable										$ 0		0
Percentage of cases in which borrower will be in default										100.00%
Castcrown Ltd | Loans to corporate entities
Loans receivable
Interest rate on loan	12.00%	12.00%	12.00%	12.00%	15.00%	15.00%	15.00%	7.00%	7.00%
convertible notes agreement	$ 1,000	$ 1,020	$ 3,000	$ 1,500	$ 933	$ 112	$ 649	$ 600						€ 1,000		€ 850	€ 100	$ 400	€ 600		$ 900
Convertible Notes Not Issued												$ 8,500
Interest rate on acquired loan																		7.00%			7.00%
Financial assets, at fair value											1,265
Castcrown Ltd | Loans to corporate entities | Maximum
Loans receivable
convertible notes agreement									$ 16,000
Castcrown Tranche One | Loans to corporate entities
Loans receivable
convertible notes agreement																												$ 1,500
Castcrown Tranche Two [member] | Loans to corporate entities
Loans receivable
convertible notes agreement																											$ 6,000
LEVELAPP Ltd
Loans receivable
Principal amount of loans																								$ 260
Percentage of registered shares pledged															10.00%									40.00%
convertible notes agreement																				$ 312		$ 678
Repayment of convertible notes agreement													$ 260
Percentage of cases in which borrower will be in default										100.00%
Fair value of shares pledged										$ 0
LEVELAPP Ltd | Loans to corporate entities | Accumulated impairment [member]
Loans receivable
Financial assets											$ (312)